Financial Instruments - Currency risk sensitivity analysis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Financial Instruments
Increase in net income from continuing operations if U.S. dollar currency weakened 10% against functional currencies	$ 119
Decrease in net income from continuing operations if U.S. dollar currency strengthened 10% against functional currencies	115
Increase in net income from continuing operations if Euro weakened 10% against functional currencies	1,849
Decrease in net income from continuing operations if Euro strengthened 10% against functional currencies	1,847
Decrease in net income from continuing operations if Hong Kong dollar weakened 10% against functional currencies	186
Increase in net income from continuing operations if Hong Kong dollar strengthened 10% against functional currencies	$ 186